[LOGO]                                       [PHOTO OF NYSE COMPOSITE LISTINGS]


ANNUAL REPORT AUGUST 31, 2001


[PHOTO OF NYSE FLAG]

                                   EATON VANCE
                                     GROWTH
                                      FUND


[PHOTO OF NYSE FLOOR]

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001
LETTER TO SHAREHOLDERS


[PHOTO]
James B. Hawkes
President

On September 11, 2001, the world was shocked by terrorist attacks on New York City, Washington, D.C., and in Shanksville, Pennsylvania. We at Eaton Vance have been profoundly saddened by these events, and we extend our prayers and condolences to all the families that have been affected by this tragedy.

While the nation has paused to mourn its losses, we have seen daily on display the very qualities that have made America the wonder of the world: unfailing courage in a moment of peril, persistence in the face of adversity and the determination among government, businesses and individuals to help their fellow citizens. Acts of heroism, large and small, have inspired and encouraged us all. We believe that, over time, these essential strengths will help lead the nation and the world on the road to recovery.

IN THE SHORT-TERM, MORE UNCERTAINTY AND SOME ECONOMIC HURDLES...

To be sure, in the aftermath of these attacks, the worldwide economic picture may face more uncertainty in the coming year. These events occurred as many economies were already entering a slowdown, and indeed, these events have pushed them, and us, to the point of recession. Economic activity in the U.S. came nearly to a stop in the week following the attacks, and our stock markets were closed for four days, the longest period since World War I. Consumer confidence, already shaky, has been hit hard. In response, the Federal Reserve Board quickly announced a one-half percent cut in the federal funds interest rate in an effort to combat a recession and to minimize the sell-off when the markets reopened. On October 2, the Fed cut the rate yet another one-half percent, to 2.5% - the lowest rate in over 30 years.

FREEDOM - THE LATCHKEY TO OPPORTUNITY - MET THE CHALLENGE OF SEPTEMBER 11...

Freedom was the real target on September 11 and, once again, it rose to meet the challenge. History has shown that freedom is the latchkey to economic opportunity. In the past decade alone, billions of people in emerging markets worldwide have overwhelmingly embraced that concept: that market economies and private enterprise can foster growth and raise hopes for a better life.

The recent past has been painful, but we are confident that the future will bring rewarding investment opportunities for Eaton Vance Growth Fund. In the pages that follow, Portfolio Manager Arieh Coll reviews the past year and looks ahead to the coming year.

                                        Sincerely,

                                        /s/ JAMES B. HAWKES

                                        James B. Hawkes
                                        President
                                        October 5, 2001


-------------------------------------------------------------------------------


PERFORMANCE(1)                                              CLASS A                        CLASS B                 CLASS C
--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                                                    -22.80%                        -23.53%                 -23.56%
Five Years                                                    6.34                           5.34                    4.87
Ten Years                                                     7.64                           N.A.                    N.A.
Life of Fund+                                                 9.59                           8.25                    7.65

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
One Year                                                    -27.22%                        -26.88%                 -24.21%
Five Years                                                    5.09                           5.04                    4.87
Ten Years                                                     7.00                           N.A.                    N.A.
Life of Fund+                                                 9.46                           8.25                    7.65

+ Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94

TEN LARGEST HOLDINGS(2)
-------------------------------------------------------------------
TMP Worldwide, Inc.                                            5.2%
Hollywood Entertainment Corp.                                  3.9
ASM International N.V.                                         3.8
Barr Laboratories, Inc.                                        3.4
Gymboree Corp.                                                 3.2
Fleetwood Enterprises, Inc.                                    3.0
Andrx Group                                                    3.0
Varian Semiconductor Equipment Associates, Inc.                2.8
Progressive Corp.                                              2.7
Vector Group Ltd.                                              2.7

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(2) Ten largest holdings accounted for 33.7% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

-----------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
-----------------------------------------------------------------------------

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001
MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL, VICE PRESIDENT AND PORTFOLIO MANAGER OF GROWTH PORTFOLIO

[PHOTO]
Arieh Coll
Portfolio Manager


Q: Arieh, would you provide us with an overview of how the Fund performed for the one-year period ended August 31, 2001?

A: MR. COLL: Certainly. Overall, it was a difficult year for investors. Eaton Vance Growth Fund posted negative returns for the period, but it modestly outperformed its benchmark index, the S&P 500, for the same period.(1) We don't like having negative returns, but we were gratified the Fund lost slightly less than the S&P 500 and certainly a lot less than other growth funds.(1) A growth fund, by definition, tends to lose more than the overall market during times of market decline, so by that standard, we consider outperforming the market during the period an achievement. Let me provide the specifics:

     Eaton Vance Growth Fund Class A shares had a total return of -22.80% during the year ended August 31, 2001.(2) By comparison, the S&P 500 Index had a return of -24.38%.(1) The return for Class A shares was the result of a decrease in net asset value per share (NAV) from $10.36 on August 31, 2000 to $6.27 on August 31, 2001, and the reinvestment of $2.23 per share in capital gains distributions.(2)

     Class B shares had a total return of -23.53% for the same period, the result of a decrease in NAV from $18.14 to $12.16, and the reinvestment of $2.23 per share in capital gains distributions.(2)

     Class C shares had a total return of -23.56% for the same period, the result of a decrease in NAV from $16.00 to $10.52, and the reinvestment of $2.23 per share in capital gains distributions.(2)

Q:   What factors accounted for the Fund's performance?

A: In the Fall of 2000, we did anticipate the slowdown in the economy; we stated that in last year's report. We expected that as a result of slowing economic growth, corporate profit growth would also slow, making it appropriate for us to be more defensively positioned. We therefore invested a portion of the Portfolio's assets in less volatile growth stocks that we believed would not be impacted as strongly during an economic downturn - for example, Phillip Morris and Fannie Mae. Consequently, the Fund declined less than the market in late 2000 and into very early 2001.

     The second contributor to the Fund's performance was that we preemptively, in retrospect, became bullish about certain segments of the market. Thinking that the bear market was over, we started becoming more aggressive about buying select cyclical stocks, such as technology and retail stocks, in anticipation of an economic recovery. Therefore, some of the value added from early in the year was given up in the second half. But for the one-year period, the Fund still declined less than the market.

(1)  It is not possible to invest directly in an Index.

(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.


FIVE LARGEST INDUSTRY POSITIONS+
BY TOTAL NET ASSETS

Semiconductors              14.5%
Retail                      13.1%
Semiconductor Equipment      9.9%
Drugs                        9.2%
Manufactured Housing         6.7%


+ Industry positions subject to change due to active management.

Q: Can you explain more about the investment philosophy of the Portfolio? Will your strategy change, given the uncertainty in the U.S. economy and stock market?

A: We are committed to continuing the Portfolio's underlying strategy. In fact, we believe that a down market presents many exciting opportunities to invest for long-term growth. We continue to follow a "growth at a reasonable price" (GARP) investment style, looking for stocks that are reasonably priced in relation to their fundamental value and that we believe will grow in value over time. We remain very focused on ascertaining that a company has solid financial characteristics and growth prospects. All of these factors are very important - and remain so - in our investment decision process. So, to put it simply, will our investment strategy change? The answer is "no."


Q: Last year, we spoke about the commercial aerospace industry as an important component of the Portfolio. Can you update us, in light of the events of September 11?

A: Commercial aerospace, which includes the manufacturers of commercial aircraft and all their suppliers, was indeed a very successful element of our Portfolio for some time. Clearly, this all changed on September 11. At this writing, many airlines are struggling to stay in business, let alone place orders for new equipment. However, before these tragic events took place, we had already taken large profits in Precision Castparts, Corp., which was our largest holding at the time of last year's report (August 31, 2000). We did have some remaining holdings and sold them after September 11.


Q: What is your outlook for the near future, especially in light of these unforeseeable conditions?

A: In my opinion, the best time to invest in the stock market is when the following conditions exist: at the end of a bear market; in the middle of a recession; when corporate profitability has declined dramatically; and when investor sentiment is negative. Many of these conditions exist today, or in the case of recession, seem imminent. Other conditions favorable for investing are when interest rates are falling and the federal government is cutting taxes; both of these are currently occurring as well. Yes, there's uncertainty about what the economy's going to do in the near future, but historically, the stock market has always bottomed and begun its recovery in the middle of a recession, before the economic recovery becomes widely apparent. So, I believe that the time to buy is when the skies look cloudiest; then, 6 months to a year later, when the economy is starting to recover, people realize that the time to invest would have been 6-12 months ago, when things were dimmest.

     The Federal Reserve has been aggressively cutting interest rates, and I believe that the economy will benefit from this, as it may take the edge off the downturn in consumer spending. I am looking towards mid-2002 with more confidence that we will be back on track economically and in the equity markets. Clearly, we have to expect EPS (earnings per share) growth to remain slow going into next year, and many traditional defensive havens will not be immune to the volatility.

     But longer-term, we believe that many of the stocks that have the characteristics we're looking for are poised to emerge from this bear market as winners. I want to continue to manage the Portfolio to own companies that are strong enough to be less susceptible to an economic slowdown. We will continue to use our research teams and investment discipline to invest in companies that we believe can provide long-term growth potential.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001
PERFORMANCE


EDGAR REPRESENTATION OF GRAPHIC:

                                  GROWTH FUND-A
                                Inception: 8/1/52

                           FUND              FUND                             S&P
                         VALUE AT         VALUE WITH                          500
              DATE          NAV          SALES CHARGE                        INDEX

            8/31/1991      10,000            10,000                           10,000
            9/30/1991       9,881             9,309                            9,833
           10/31/1991      10,298             9,701                            9,964
           11/30/1991       9,953             9,376                            9,564
           12/31/1991      11,264            10,611                           10,656
            1/31/1992      11,176            10,528                           10,458
            2/29/1992      11,201            10,552                           10,593
            3/31/1992      10,811            10,184                           10,387
            4/30/1992      10,660            10,042                           10,692
            5/31/1992      10,672            10,054                           10,744
            6/30/1992      10,509             9,899                           10,584
            7/31/1992      10,836            10,208                           11,017
            8/31/1992      10,723            10,101                           10,791
            9/30/1992      10,874            10,244                           10,918
           10/31/1992      11,000            10,363                           10,956
           11/30/1992      11,709            11,030                           11,328
           12/31/1992      11,852            11,165                           11,467
            1/31/1993      11,781            11,098                           11,563
            2/28/1993      11,383            10,723                           11,720
            3/31/1993      11,683            11,006                           11,967
            4/30/1993      10,911            10,278                           11,678
            5/31/1993      11,140            10,494                           11,990
            6/30/1993      11,040            10,400                           12,025
            7/31/1993      10,854            10,225                           11,976
            8/31/1993      11,540            10,871                           12,430
            9/30/1993      11,655            10,979                           12,334
           10/31/1993      11,756            11,074                           12,589
           11/30/1993      11,354            10,695                           12,469
           12/31/1993      11,555            10,885                           12,620
            1/31/1994      12,087            11,386                           13,049
            2/28/1994      11,814            11,129                           12,695
            3/31/1994      10,992            10,355                           12,142
            4/30/1994      11,050            10,409                           12,298
            5/31/1994      11,179            10,531                           12,499
            6/30/1994      10,689            10,069                           12,193
            7/31/1994      11,107            10,463                           12,593
            8/31/1994      11,482            10,817                           13,108
            9/30/1994      11,207            10,558                           12,788
           10/31/1994      11,453            10,789                           13,075
           11/30/1994      11,019            10,380                           12,599
           12/31/1994      11,045            10,405                           12,786
            1/31/1995      11,109            10,465                           13,117
            2/28/1995      11,603            10,930                           13,628
            3/31/1995      11,955            11,262                           14,029
            4/30/1995      12,019            11,322                           14,442
            5/31/1995      12,322            11,608                           15,018
            6/30/1995      12,722            11,984                           15,367
            7/31/1995      13,090            12,331                           15,876
            8/31/1995      13,313            12,541                           15,916
            9/30/1995      13,601            12,813                           16,587
           10/31/1995      13,361            12,587                           16,528
           11/30/1995      13,889            13,084                           17,253
           12/31/1995      14,273            13,446                           17,585
            1/31/1996      14,638            13,790                           18,183
            2/29/1996      15,003            14,133                           18,352
            3/31/1996      15,111            14,235                           18,529
            4/30/1996      15,543            14,642                           18,802
            5/31/1996      15,975            15,049                           19,286
            6/30/1996      15,693            14,783                           19,359
            7/31/1996      14,762            13,906                           18,504
            8/31/1996      15,360            14,470                           18,895
            9/30/1996      16,069            15,137                           19,958
           10/31/1996      16,119            15,184                           20,508
           11/30/1996      17,085            16,095                           22,057
           12/31/1996      16,877            15,898                           21,620
            1/31/1997      18,072            17,024                           22,970
            2/28/1997      18,054            17,007                           23,150
            3/31/1997      17,239            16,240                           22,201
            4/30/1997      18,144            17,092                           23,525
            5/31/1997      19,412            18,287                           24,956
            6/30/1997      20,154            18,986                           26,073
            7/31/1997      21,639            20,385                           28,147
            8/31/1997      20,431            19,246                           26,571
            9/30/1997      21,535            20,286                           28,025
           10/31/1997      21,121            19,896                           27,091
           11/30/1997      21,594            20,342                           28,344
           12/31/1997      21,691            20,434                           28,830
            1/31/1998      21,812            20,547                           29,149
            2/28/1998      23,700            22,326                           31,250
            3/31/1998      24,885            23,442                           32,849
            4/30/1998      25,527            24,047                           33,179
            5/31/1998      24,443            23,026                           32,609
            6/30/1998      24,844            23,404                           33,933
            7/31/1998      24,463            23,045                           33,573
            8/31/1998      20,727            19,526                           28,724
            9/30/1998      22,193            20,907                           30,564
           10/31/1998      23,740            22,364                           33,048
           11/30/1998      24,644            23,215                           35,050
           12/31/1998      25,664            24,176                           37,068
            1/31/1999      25,866            24,366                           38,618
            2/28/1999      25,512            24,033                           37,418
            3/31/1999      25,386            23,914                           38,914
            4/30/1999      26,724            25,174                           40,421
            5/31/1999      25,815            24,319                           39,468
            6/30/1999      27,455            25,864                           41,657
            7/31/1999      26,295            24,770                           40,357
            8/31/1999      25,109            23,653                           40,158
            9/30/1999      24,427            23,011                           39,058
           10/31/1999      25,512            24,033                           41,529
           11/30/1999      25,866            24,366                           42,373
           12/31/1999      26,817            25,262                           44,867
            1/31/2000      25,381            23,909                           42,613
            2/29/2000      26,007            24,500                           41,807
            3/31/2000      25,459            23,983                           45,894
            4/30/2000      24,336            22,925                           44,514
            5/31/2000      23,762            22,384                           43,600
            6/30/2000      24,545            23,122                           44,675
            7/31/2000      24,441            23,024                           43,978
            8/31/2000      27,052            25,484                           46,708
            9/30/2000      26,947            25,385                           44,243
           10/31/2000      25,648            24,162                           44,055
           11/30/2000      22,784            21,463                           40,584
           12/31/2000      24,116            22,718                           40,783
            1/31/2001      25,449            23,973                           42,229
            2/28/2001      22,084            20,804                           38,381
            3/31/2001      18,820            17,729                           35,951
            4/30/2001      21,351            20,114                           38,743
            5/31/2001      21,818            20,553                           39,003
            6/30/2001      22,617            21,306                           38,054
            7/31/2001      21,518            20,271                           37,679
            8/31/2001      20,885            19,674                           35,323

PERFORMANCE**                                                   CLASS A                    CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                         -22.80%                    -23.53%                -23.56%
Five Years                                                         6.34                       5.34                   4.87
Ten Years                                                          7.64                       N.A.                   N.A.
Life of Fund+                                                      9.59                       8.25                   7.65

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year                                                         -27.22%                    -26.88%                -24.21%
Five Years                                                         5.09                       5.04                   4.87
Ten Years                                                          7.00                       N.A.                   N.A.
Life of Fund+                                                      9.46                       8.25                   7.65


+    Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C: 11/7/94


*    Source: TowersData, Bethesda, MD. Investment operations commenced 8/1/52.

     The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 9/13/94 at net asset value would have grown to $17,382 on August 31, 2001. An investment in the Fund's Class C shares on 11/7/94 at net asset value would have grown to $16,532 on August 31, 2001. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
Assets
------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $109,250,974)        $122,466,499
Receivable for Fund shares sold                 16,667
------------------------------------------------------
TOTAL ASSETS                              $122,483,166
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $     84,856
Payable to affiliate for distribution
   and service fees                             53,362
Accrued expenses                                51,502
------------------------------------------------------
TOTAL LIABILITIES                         $    189,720
------------------------------------------------------
NET ASSETS                                $122,293,446
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $132,115,967
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (23,038,046)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         13,215,525
------------------------------------------------------
TOTAL                                     $122,293,446
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $109,846,567
SHARES OUTSTANDING                          17,531,463
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.27
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.27)       $       6.65
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  9,863,183
SHARES OUTSTANDING                             811,244
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.16
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  2,583,696
SHARES OUTSTANDING                             245,596
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.52
------------------------------------------------------
On sales of $50,000 or more, the offering price of
   Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $111)                $    648,072
Interest allocated from Portfolio              171,864
Expenses allocated from Portfolio           (1,110,073)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (290,137)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      4,168
Distribution and service fees
   Class A                                     321,377
   Class B                                     120,949
   Class C                                      25,754
Transfer and dividend disbursing agent
   fees                                        237,884
Registration fees                               45,247
Printing and postage                            24,171
Custodian fee                                   18,296
Legal and accounting services                   16,268
Miscellaneous                                   10,290
------------------------------------------------------
TOTAL EXPENSES                            $    824,404
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,114,541)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(22,097,031)
------------------------------------------------------
NET REALIZED LOSS                         $(22,097,031)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,482,077)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,482,077)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,579,108)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(39,693,649)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (1,114,541) $      (542,440)
   Net realized gain (loss)                   (22,097,031)      36,520,051
   Net change in unrealized appreciation
      (depreciation)                          (16,482,077)     (23,044,486)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (39,693,649) $    12,933,125
--------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $   (13,528,298) $    (5,729,518)
      Class B                                    (747,784)        (341,187)
      Class C                                    (150,127)         (66,382)
   In excess of net realized gain
      Class A                                 (21,649,184)              --
      Class B                                  (1,196,670)              --
      Class C                                    (240,247)              --
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $   (37,512,310) $    (6,137,087)
--------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                             $     3,487,569  $     4,017,143
      Class B                                   1,932,839        3,557,593
      Class C                                   1,466,288          882,940
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                  30,351,597        4,951,965
      Class B                                   1,734,812          304,903
      Class C                                     374,397           65,013
   Cost of shares redeemed
      Class A                                 (17,759,115)     (22,273,843)
      Class B                                  (4,466,423)      (6,975,984)
      Class C                                    (962,649)      (1,535,083)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    16,159,315  $   (17,005,353)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (61,046,644) $   (10,209,315)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   183,340,090  $   193,549,405
--------------------------------------------------------------------------
AT END OF YEAR                            $   122,293,446  $   183,340,090
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS A
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                    2001(1)        2000(1)        1999         1998         1997
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 10.360       $  9.950      $ 10.320     $ 10.360     $  9.240
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment income (loss)       $ (0.049)      $ (0.020)     $  0.008     $  0.044     $  0.020
Net realized and unrealized
   gain (loss)                       (1.811)         0.771         2.153        0.111        2.845
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ (1.860)      $  0.751      $  2.161     $  0.155     $  2.865
---------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------
From net investment income         $     --       $     --      $ (0.039)    $     --     $ (0.019)
In excess of net investment
   income                                --             --            --           --       (0.018)
From net realized gain               (0.858)        (0.341)       (2.492)      (0.195)      (0.890)
In excess of net realized gain       (1.372)            --            --           --       (0.762)
From paid-in capital                     --             --            --           --       (0.056)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                $ (2.230)      $ (0.341)     $ (2.531)    $ (0.195)    $ (1.745)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $  6.270       $ 10.360      $  9.950     $ 10.320     $ 10.360
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (22.80)%         7.74%        21.14%        1.45%       33.01%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                        $109,847       $164,388      $171,752     $159,602     $165,676
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)               1.23%          1.09%         1.03%        1.08%        1.01%
   Interest expense(3)                 0.04%          0.01%           --           --           --
   Net investment income
      (loss)                          (0.70)%        (0.21)%        0.09%        0.37%        0.19%
Portfolio Turnover of the
   Portfolio                            301%           274%           34%          55%          28%
---------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS B
                                  --------------------------------------------------
                                                YEAR ENDED AUGUST 31,
                                  --------------------------------------------------
                                    2001(1)        2000(1)        1999        1998
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $18.140        $17.330      $16.490     $16.560
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                 $(0.195)       $(0.180)     $(0.135)    $(0.079)
Net realized and unrealized
   gain (loss)                       (3.555)         1.331        3.467       0.204
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(3.750)       $ 1.151      $ 3.332     $ 0.125
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net realized gain              $(0.858)       $(0.341)     $(2.492)    $(0.195)
In excess of net realized gain       (1.372)            --           --          --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(2.230)       $(0.341)     $(2.492)    $(0.195)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $12.160        $18.140      $17.330     $16.490
------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (23.53)%         6.74%       20.28%       0.72%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 9,863        $16,178      $18,553     $17,359
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)               1.98%          1.94%        1.85%       1.93%
   Interest expense(3)                 0.04%          0.01%          --          --
   Net investment loss                (1.44)%        (1.05)%      (0.74)%     (0.48)%
Portfolio Turnover of the
   Portfolio                            301%           274%          34%         55%
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS C
                                  --------------------------------------------------
                                                YEAR ENDED AUGUST 31,
                                  --------------------------------------------------
                                    2001(1)        2000(1)        1999        1998
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $16.000        $15.330      $14.840     $14.940
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                 $(0.172)       $(0.159)     $(0.109)    $(0.079)
Net realized and unrealized
   gain (loss)                       (3.078)         1.170        3.091       0.174
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(3.250)       $ 1.011      $ 2.982     $ 0.095
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net realized gain              $(0.858)       $(0.341)     $(2.492)    $(0.195)
In excess of net realized gain       (1.372)            --           --          --
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(2.230)       $(0.341)     $(2.492)    $(0.195)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $10.520        $16.000      $15.330     $14.840
------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (23.56)%         6.70%       20.16%       0.60%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,584        $ 2,774      $ 3,244     $ 2,316
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)               1.98%          1.94%        1.91%       1.94%
   Interest expense(3)                 0.04%          0.01%          --          --
   Net investment loss                (1.48)%        (1.05)%      (0.80)%     (0.51)%
Portfolio Turnover of the
   Portfolio                            301%           274%          34%         55%
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at August 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2001, the Fund for federal income tax purposes, had a capital loss carryover of $71,466 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on August 31, 2009. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $37,512,310 as a long-term taxable gain distribution for its taxable year ended August 31, 2001. At August 31, 2001, net capital losses of $21,747,604 attributable to security transactions incurred after October 31, 2000, are treated as arising on the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                   2001         2000
    ------------------------------------------------------------------
    Sales                                         511,844      411,478
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                3,751,383      504,787
    Redemptions                                (2,602,218)  (2,298,891)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                     1,661,009   (1,382,626)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                   2001         2000
    ------------------------------------------------------------------
    Sales                                         141,177      207,399
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  109,375       17,635
    Redemptions                                  (331,106)    (403,866)
    ------------------------------------------------------------------
    NET DECREASE                                  (80,554)    (178,832)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS C                                   2001         2000
    ------------------------------------------------------------------
    Sales                                         125,303       58,631
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                   27,308        4,263
    Redemptions                                   (80,385)    (101,210)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                        72,226      (38,316)
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $8,606 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2001.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $91,141 and $19,316 for Class B and Class C shares, respectively, to or payable to EVD for the year ended August 31, 2001, representing 0.75% of the average daily net assets for Class B and Class C shares. At August 31, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $91,000 and $499,000 for Class B and Class C shares, respectively.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2001 amounted to $321,377, $29,808, and $6,438 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $32,000 and $100 paid by shareholders for Class B and Class C shares for the year ended August 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $6,876,532 and $29,093,483, respectively, for the year ended August 31, 2001.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE GROWTH FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth Fund (the "Fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 5, 2001

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.2%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Advertising -- 6.1%
----------------------------------------------------------------
Getty Images, Inc.(1)                      70,000   $  1,121,400
TMP Worldwide, Inc.(1)                    141,900      6,364,215
----------------------------------------------------------------
                                                    $  7,485,615
----------------------------------------------------------------
Aerospace and Defense -- 1.7%
----------------------------------------------------------------
Precision Castparts Corp.                  61,000   $  2,094,740
----------------------------------------------------------------
                                                    $  2,094,740
----------------------------------------------------------------
Apparel -- 1.3%
----------------------------------------------------------------
Nike, Inc. Class B                         32,000   $  1,600,000
----------------------------------------------------------------
                                                    $  1,600,000
----------------------------------------------------------------
Business Services - Miscellaneous -- 1.3%
----------------------------------------------------------------
CoorsTek, Inc.(1)                          34,500   $  1,120,560
Labor Ready, Inc.(1)                      100,000        460,000
----------------------------------------------------------------
                                                    $  1,580,560
----------------------------------------------------------------
Cellular -- 0.9%
----------------------------------------------------------------
Western Wireless Corp., Class A(1)         34,000   $  1,051,620
----------------------------------------------------------------
                                                    $  1,051,620
----------------------------------------------------------------
Computers and Business Equipment -- 0.9%
----------------------------------------------------------------
Insight Enterprises, Inc.(1)               60,000   $  1,125,000
----------------------------------------------------------------
                                                    $  1,125,000
----------------------------------------------------------------
Contract Manufacturing -- 0.6%
----------------------------------------------------------------
Benchmark Electronics, Inc.(1)             30,000   $    744,000
----------------------------------------------------------------
                                                    $    744,000
----------------------------------------------------------------
Drugs -- 9.2%
----------------------------------------------------------------
AmerisourceBergen Corp.(1)                 22,200   $  1,430,568
Andrx Group(1)                             52,000      3,655,080
Barr Laboratories, Inc.(1)                 49,000      4,103,260
Biovail Corp. (1)                          16,200        746,820
Teva Pharmaceutical Industries Ltd.         3,000        213,300
XOMA Ltd.(1)                              100,000      1,146,000
----------------------------------------------------------------
                                                    $ 11,295,028
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Electronics - Instruments -- 1.2%
----------------------------------------------------------------
APW Ltd.(1)                                20,000   $    156,600
FEI Company(1)                             18,700        651,321
Measurements Specialties Inc.(1)           40,000        610,000
----------------------------------------------------------------
                                                    $  1,417,921
----------------------------------------------------------------
Financial Services -- 1.3%
----------------------------------------------------------------
H&R Block, Inc.                            40,000   $  1,556,400
----------------------------------------------------------------
                                                    $  1,556,400
----------------------------------------------------------------
Foods -- 0.9%
----------------------------------------------------------------
Tyson Foods, Inc. Class A                 100,000   $  1,055,000
----------------------------------------------------------------
                                                    $  1,055,000
----------------------------------------------------------------
Health Services -- 3.4%
----------------------------------------------------------------
MIM Corp.(1)                              138,100   $  1,643,390
PacifiCare Health Systems, Inc. Class
A(1)                                      171,000      2,513,700
----------------------------------------------------------------
                                                    $  4,157,090
----------------------------------------------------------------
Healthcare Products -- 0.6%
----------------------------------------------------------------
NBTY, Inc.(1)                              40,000   $    690,400
----------------------------------------------------------------
                                                    $    690,400
----------------------------------------------------------------
Insurance -- 4.1%
----------------------------------------------------------------
Progressive Corp.                          26,000   $  3,361,020
Radian Group, Inc.                         40,000      1,604,400
----------------------------------------------------------------
                                                    $  4,965,420
----------------------------------------------------------------
Internet Services -- 3.5%
----------------------------------------------------------------
Alloy Online, Inc.(1)                      50,000   $    800,000
WatchGuard Technologies, Inc.(1)          140,000      1,390,200
WebEx Communications, Inc.(1)             120,000      2,072,400
----------------------------------------------------------------
                                                    $  4,262,600
----------------------------------------------------------------
Investment Services -- 0.6%
----------------------------------------------------------------
Stilwell Financial, Inc.                   24,000   $    686,400
----------------------------------------------------------------
                                                    $    686,400
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Lodging and Gaming -- 0.7%
----------------------------------------------------------------
Royal Caribbean Cruises Ltd.               35,000   $    816,900
----------------------------------------------------------------
                                                    $    816,900
----------------------------------------------------------------
Machinery -- 0.4%
----------------------------------------------------------------
Joy Global, Inc.(1)                        26,300   $    472,085
----------------------------------------------------------------
                                                    $    472,085
----------------------------------------------------------------
Manufactured Housing -- 6.7%
----------------------------------------------------------------
Champion Enterprises, Inc.(1)             260,000   $  2,730,000
Fleetwood Enterprises, Inc.               252,000      3,729,600
Monaco Coach Corp.(1)                      60,000      1,758,000
----------------------------------------------------------------
                                                    $  8,217,600
----------------------------------------------------------------
Medical Products -- 1.8%
----------------------------------------------------------------
Becton Dickinson and Co.                   60,000   $  2,155,800
----------------------------------------------------------------
                                                    $  2,155,800
----------------------------------------------------------------
Metals - Industrial -- 1.3%
----------------------------------------------------------------
North American Palladium Ltd. (1)          50,700   $    322,452
RTI International Metals, Inc.(1)         117,800      1,313,470
----------------------------------------------------------------
                                                    $  1,635,922
----------------------------------------------------------------
Networking Equipment -- 0.6%
----------------------------------------------------------------
Computer Network Technology Corp.(1)       80,000   $    784,000
----------------------------------------------------------------
                                                    $    784,000
----------------------------------------------------------------
Radio -- 0.7%
----------------------------------------------------------------
Radio One, Inc. Class A(1)                 60,000   $    919,800
----------------------------------------------------------------
                                                    $    919,800
----------------------------------------------------------------
Retail -- 13.1%
----------------------------------------------------------------
AnnTaylor Stores Corp.                     50,000   $  1,675,000
Barnes & Noble, Inc.(1)                    25,000      1,011,750
Dollar Tree Stores, Inc.(1)               112,000      2,657,760
Gymboree Corp.(1)                         495,000      3,861,000
Hollywood Entertainment Corp.(1)          400,000      4,800,000
PETsMART, Inc.(1)                          20,000        158,600
Rent-Way, Inc.(1)                         257,000      1,927,500
----------------------------------------------------------------
                                                    $ 16,091,610
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Semiconductor Equipment -- 9.9%
----------------------------------------------------------------
ASM International N.V.(1)                 216,000   $  4,637,520
LTX Corp.(1)                              130,000      2,328,300
Therma-Wave, Inc.(1)                      105,000      1,735,650
Varian Semiconductor Equipment
Associates, Inc.(1)                       101,000      3,474,400
----------------------------------------------------------------
                                                    $ 12,175,870
----------------------------------------------------------------
Semiconductors -- 14.5%
----------------------------------------------------------------
Analog Devices, Inc.(1)                    64,000   $  3,057,920
Elantec Semiconductor, Inc.(1)             75,000      2,850,000
Integrated Device Technology, Inc.(1)      95,000      2,953,550
Lattice Semiconductor Corp.(1)             87,000      2,033,190
Microsemi Corp.(1)                         54,000      1,539,000
Power Integrations, Inc.(1)                30,000        710,700
Semtech Corp.(1)                           80,000      2,986,400
SIPEX Corp.(1)                            140,000      1,600,200
----------------------------------------------------------------
                                                    $ 17,730,960
----------------------------------------------------------------
Software -- 2.9%
----------------------------------------------------------------
Cadence Design Systems, Inc.(1)            30,000   $    659,400
Compuware Corp.(1)                         55,000        671,550
Microsoft Corp.(1)                         40,000      2,282,000
----------------------------------------------------------------
                                                    $  3,612,950
----------------------------------------------------------------
Telecommunications - Cellular -- 1.6%
----------------------------------------------------------------
Nextel Communications, Inc. Class A(1)     30,000   $    362,400
Sprint Corp. (PCS Group)(1)                65,000      1,623,700
----------------------------------------------------------------
                                                    $  1,986,100
----------------------------------------------------------------
Tobacco -- 3.7%
----------------------------------------------------------------
Standard Commercial Corp.                  68,000   $  1,264,800
Vector Group Ltd.                          74,000      3,327,040
----------------------------------------------------------------
                                                    $  4,591,840
----------------------------------------------------------------
Transportation - Truck -- 1.5%
----------------------------------------------------------------
Arkansas Best Corp.(1)                     20,000   $    531,400
Swift Transportation Co., Inc.(1)          30,000        647,700
Werner Enterprises, Inc.                   27,000        604,800
----------------------------------------------------------------
                                                    $  1,783,900
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Travel Services -- 2.2%
----------------------------------------------------------------
Hotel Reservations Network, Inc. Class
A(1)                                       65,000   $  2,704,000
----------------------------------------------------------------
                                                    $  2,704,000
----------------------------------------------------------------
Total Common Stocks
   (identified cost $108,231,611)                   $121,447,131
----------------------------------------------------------------

COMMERCIAL PAPER -- 0.7%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S
SECURITY                                  OMITTED)   VALUE
-----------------------------------------------------------------
CIT Group Holdings, Inc., 3.70%, 9/4/01    $   837   $    836,742
-----------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $836,742)                     $    836,742
-----------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $109,068,353)                    $122,283,873
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%               $    182,646
-----------------------------------------------------------------
Net Assets -- 100.0%                                 $122,466,519
-----------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $109,068,353)                          $122,283,873
Cash                                               487
Receivable for investments sold              2,033,552
Dividends receivable                             8,951
Prepaid expenses                                 1,918
------------------------------------------------------
TOTAL ASSETS                              $124,328,781
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,836,077
Accrued expenses                                26,185
------------------------------------------------------
TOTAL LIABILITIES                         $  1,862,262
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $122,466,519
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $109,250,999
Net unrealized appreciation (computed on
   the basis of identified cost)            13,215,520
------------------------------------------------------
TOTAL                                     $122,466,519
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $111)    $    648,072
Interest                                       171,864
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    819,936
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    900,863
Trustees' fees and expenses                     10,673
Custodian fee                                  106,604
Interest expense                                54,707
Legal and accounting services                   33,474
Miscellaneous                                    3,752
------------------------------------------------------
TOTAL EXPENSES                            $  1,110,073
------------------------------------------------------

NET INVESTMENT LOSS                       $   (290,137)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(22,097,035)
------------------------------------------------------
NET REALIZED LOSS                         $(22,097,035)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,482,079)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,482,079)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,579,114)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(38,869,251)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      (290,137) $       291,472
   Net realized gain (loss)                   (22,097,035)      36,520,055
   Net change in unrealized appreciation
      (depreciation)                          (16,482,079)     (23,044,488)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (38,869,251) $    13,767,039
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     6,876,532  $     8,505,726
   Withdrawals                                (29,093,483)     (32,544,071)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (22,216,951) $   (24,038,345)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (61,086,202) $   (10,271,306)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   183,552,721  $   193,824,027
--------------------------------------------------------------------------
AT END OF YEAR                            $   122,466,519  $   183,552,721
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 0.73%        0.72%        0.71%        0.71%        0.72%
   Interest expense                   0.04%        0.01%          --           --           --
   Net investment income
      (loss)                         (0.20)%       0.16%        0.40%        0.73%        0.48%
Portfolio Turnover                     301%         274%          34%          55%          28%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $122,467     $183,553     $193,824     $180,258     $179,785
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2001, $2,140 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2001, the fee amounted to $900,863. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $432,331,144 and $456,512,358, respectively, for the year ended August 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 110,287,330
    -------------------------------------------------------
    Gross unrealized appreciation             $  15,676,927
    Gross unrealized depreciation                (3,680,384)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  11,996,543
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended August 31, 2001 was $926,849 and the average interest rate was 5.90%.

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 5, 2001

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110



------------------------------------------------------------------------------
                                EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122
------------------------------------------------------------------------------



EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

------------------------------------------------------------------------------
THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
------------------------------------------------------------------------------

444-10/01                                                                  GFSRC